CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Net revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Compensation and related taxes	826,203	1,615,926	3,171,286	4,689,581	7,076,696	19,726,749	27,885,524
Exploration cost	2,019,373	1,078,139	3,900,798	1,793,214	3,204,629	5,221,001	10,225,652
Consulting fees	215,807	477,311	868,858	1,259,924	1,579,211	2,334,297	9,484,687
General and administrative expenses	913,581	745,235	2,984,952	2,811,265	3,830,117	4,172,283	9,434,870
Total operating expenses	3,974,964	3,916,611	10,925,894	10,553,984	15,690,653	31,454,330	57,030,733
Loss from operations	(3,974,964)	(3,916,611)	(10,925,894)	(10,553,984)	(15,690,653)	(31,454,330)	(57,030,733)
OTHER INCOME (EXPENSES):
Other income					0	80,000	80,000
Gain from sale of uranium assets pursuant to an option agreement					0	930,000	930,000
Gain from sale of subsidiaries					0	2,500,000	2,500,000
Loss from extinguishment of debts					0	(4,769,776)	(4,769,776)
Change in fair value of derivative liability					0	(1,454,889)	5,447,917
Loss from disposal of assets					0	(18,729)	(192,759)
Warrant settlement expense	0	0	0	(45,484)	(45,484)	(4,883,196)	(9,727,680)
Realized gain - trading securities					0	19,702	19,702
Realized gain - available for sale securities	0	0	0	1,656,333	1,656,333	1,490,600	3,146,933
Share of loss of equity method investee					0	(83,333)	(83,333)
Interest expense and other finance costs, net of interest income	(957)	(4,963)	(3,188)	(22,665)	(23,584)	(11,408,798)	(15,947,858)
Total other income (expenses) - net	(957)	(4,963)	(3,188)	1,588,184	1,587,265	(17,598,419)	(18,596,854)
Loss before provision for income taxes	(3,975,921)	(3,921,574)	(10,929,082)	(8,965,800)	(14,103,388)	(49,052,749)	(75,627,587)
Provision for income taxes	0	0	0	0	0	0	0
Loss from continuing operations					(14,103,388)	(49,052,749)	(75,627,587)
Discontinued operations:
(Loss) gain from discontinued operations, net of tax					0	(50,298)	802,367
Net loss					(14,103,388)	(49,103,047)	(74,825,220)
Less: Net loss attributable to non-controlling interest					0	(1,164)	(172,517)
Net loss attributable to Pershing Gold Corporation	(3,975,921)	(3,921,574)	(10,929,082)	(8,965,800)	(14,103,388)	(49,104,211)	(74,997,737)
Preferred deemed dividend	0	(4,101,659)	0	(4,101,659)	(4,101,659)	(2,702,777)	(10,088,832)
Preferred stock dividend					0	(21,150)	(21,150)
Net loss available to common stockholders	$ (3,975,921)	$ (8,023,233)	$ (10,929,082)	$ (13,067,459)	$ (18,205,047)	$ (51,828,138)	$ (85,107,719)
Loss per common share, basic and diluted:
Loss from continuing operations					$ (0.07)	$ (0.24)	$ (0.37)
Loss from discontinued operations					$ 0.00	$ 0.00	$ 0.00
Net loss per common share, basic and diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.07)	$ (0.24)	$ (0.37)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	313,227,134	273,292,023	290,457,315	272,236,712	272,620,776	219,530,283	229,376,312